SCHEDULE OF DUE FROM/TO RELATED PARTIES, NET (Details) (Parenthetical) - Jimmy Neo [Member]	Dec. 31, 2025
EU Group Pte Ltd [Member]
Related Party Transaction [Line Items]
Ownership interest percentage	50.00%
Soon Aik Global Pte Ltd [Member]
Related Party Transaction [Line Items]
Ownership interest percentage	25.00%